Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions		£ 2,645	£ 1,110	[1]
Management adjustments to impairment allowances		£ 753	£ 1,142
Proportion of total impairment allowances		19.10%	28.60%
Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions		£ 487	£ 499
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Management adjustments to impairment allowances		753	1,142
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 180,098	£ 145,259
Coverage ratio		0.019	0.024
Loans and advances | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 183,548	£ 148,758
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(3,450)	(3,499)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 163,826	£ 128,217
Coverage ratio		0.006	0.006
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 164,761	£ 129,013
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(935)	(796)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 14,347	£ 15,378
Coverage ratio		0.067	0.062
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 13,517	£ 14,327
Coverage ratio		0.062	0.059
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 220	£ 478
Coverage ratio		0.206	0.083
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 610	£ 573
Coverage ratio		0.120	0.120
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 15,382	£ 16,397
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		14,412	15,225
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		277	521
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		693	651
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1,035)	(1,019)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(895)	(898)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(57)	(43)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(83)	(78)
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,925	£ 1,664
Coverage ratio		0.435	0.503
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,405	£ 3,348
Loans and advances | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1,480)	(1,684)
Home loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Management adjustments to impairment allowances		£ 5	£ 34
Proportion of total impairment allowances		1.40%	8.80%
Home loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 11,603	£ 10,985
Coverage ratio		0.031	0.034
Home loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 11,972	£ 11,371
Home loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(369)	(386)
Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 10,451	£ 9,752
Coverage ratio		0.001	0.001
Home loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 10,461	£ 9,760
Home loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(10)	(8)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 479	£ 618
Coverage ratio		0.032	0.054
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 300	£ 515
Coverage ratio		0.045	0.060
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 10	£ 21
Coverage ratio		0.091	0.045
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 169	£ 82
Coverage ratio		0.006	0.012
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 495	£ 653
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		314	548
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		11	22
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		170	83
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(16)	(35)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(14)	(33)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)	(1)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)	(1)
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 673	£ 615
Coverage ratio		0.338	0.358
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,016	£ 958
Home loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(343)	(343)
Credit cards, unsecured loans and other retail lending
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Management adjustments to impairment allowances		£ 557	£ 966
Proportion of total impairment allowances		22.30%	40.40%
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 32,571	£ 25,960
Coverage ratio		0.068	0.081
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 34,954	£ 28,262
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(2,383)	(2,302)
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 29,261	£ 23,406
Coverage ratio		0.023	0.025
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 29,940	£ 24,011
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(679)	(605)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,511	£ 1,991
Coverage ratio		0.246	0.284
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,259	£ 1,725
Coverage ratio		0.233	0.282
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 132	£ 159
Coverage ratio		0.294	0.197
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 120	£ 107
Coverage ratio		0.403	0.412
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,332	£ 2,782
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,944	2,402
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		187	198
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		201	182
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(821)	(791)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(685)	(677)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(55)	(39)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(81)	(75)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 799	£ 563
Coverage ratio		0.525	0.617
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,682	£ 1,469
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(883)	(906)
Wholesale loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Management adjustments to impairment allowances		£ 191	£ 142
Proportion of total impairment allowances		17.80%	11.60%
Wholesale loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 135,924	£ 108,314
Coverage ratio		0.005	0.007
Wholesale loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 136,622	£ 109,125
Wholesale loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(698)	(811)
Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 124,114	£ 95,059
Coverage ratio		0.002	0.002
Wholesale loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 124,360	£ 95,242
Wholesale loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(246)	(183)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 11,357	£ 12,769
Coverage ratio		0.017	0.015
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 10,958	£ 12,087
Coverage ratio		0.018	0.015
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 78	£ 298
Coverage ratio		0.013	0.010
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 321	£ 384
Coverage ratio		0.003	0.005
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 11,555	£ 12,962
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		11,154	12,275
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		79	301
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Gross exposure | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		322	386
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(198)	(193)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(196)	(188)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)	(3)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 2 | Impairment allowance | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(1)	(2)
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 453	£ 486
Coverage ratio		0.359	0.472
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 707	£ 921
Wholesale loans | Lifetime expected credit losses | Financial assets at amortised cost | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(254)	(435)
Impairment charge on other financial assets4 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		173,900	135,500
Impairment charge on other financial assets4 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(138)	(104)
Impairment charge on other financial assets4 | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		172,100	135,300
Impairment charge on other financial assets4 | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(7)	(4)
Impairment charge on other financial assets4 | Stage 1 | Impairment allowance | Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(7)	(4)
Impairment charge on other financial assets4 | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		129	100
Impairment charge on other financial assets4 | Lifetime expected credit losses | Stage 3 | Gross exposure | Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 100	133
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,700	65
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(2)	0
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		129	100
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure | Provision for credit commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		133	100
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ (129)	£ (100)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.